Employee Benefit Plan	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plan
Employee Benefit Plan
Wilson Bank has in effect a 401(k) plan (the “401(k) Plan”) which covers eligible employees. To be eligible an employee must have obtained the age of 20.5. The provisions of the 401(k) Plan provide for both employee and employer contributions. For the years ended December 31, 2015, 2014 and 2013, Wilson Bank contributed $1,840,000, $1,734,000 and $1,612,000, respectively, to the 401(k) Plan.